Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/Quality Bond PLUS Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about changes to the Portfolio’s investment strategy.

Information Regarding

EQ/Quality Bond PLUS Portfolio

Effective, September 1, 2012, the second paragraph in the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” hereby is deleted in its entirety and replaced with the following information:

The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Passive Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets and the Passive Allocated Portion consists of approximately 70% of the Portfolio’s net assets.

In addition, effective September 1, 2012, the fourth, fifth and sixth paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” hereby are deleted in their entirety and replaced with the following information:

The Passive Allocated Portion of the Portfolio will invest in debt securities that are included in the Barclays Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments, including exchange-traded funds, that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities.

Additionally, effective September 1, 2012, the seventeenth paragraph in the section of the Prospectus entitled “Investments, Risks, and Performance – Principal Risks - Risks of Investing in Other Investment Companies” hereby is deleted.

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EQ/Quality Bond PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat7_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/Quality Bond PLUS Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about changes to the Portfolio’s investment strategy.

Information Regarding

EQ/Quality Bond PLUS Portfolio

Effective, September 1, 2012, the second paragraph in the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” hereby is deleted in its entirety and replaced with the following information:

The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Passive Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets and the Passive Allocated Portion consists of approximately 70% of the Portfolio’s net assets.

In addition, effective September 1, 2012, the fourth, fifth and sixth paragraphs in the section of the Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” hereby are deleted in their entirety and replaced with the following information:

The Passive Allocated Portion of the Portfolio will invest in debt securities that are included in the Barclays Intermediate U.S. Government Bond Index (“Intermediate Government Bond Index”), or other financial instruments, including exchange-traded funds, that derive their value from those securities. The Intermediate Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $250 million outstanding, which may include zero-coupon securities.

Additionally, effective September 1, 2012, the seventeenth paragraph in the section of the Prospectus entitled “Investments, Risks, and Performance – Principal Risks - Risks of Investing in Other Investment Companies” hereby is deleted.

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